REVENUE	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
REVENUE

NOTE 3 – REVENUE

The following table is a summary of the Company’s timing of revenue recognition for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Timing of revenue recognition:
Services and products transferred at a point in time	$3,500,970	$–	$3,500,970	$–
Services and products transferred over time	138	–	328	–
Total revenue	$3,500,970	$–	$3,500,970	$–

The Company disaggregates revenue by source and geographic destination to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

Revenue by source consisted of the following for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Revenue by products and services:
Products	$1,533,377	$–	$1,533,377	$–
Services	1,967,593	–	1,967,593	–
Total revenue	$3,500,970	$–	$3,500,970	$–

Revenue by geographic destination consisted of the following for the for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Revenue by geography:
North America	$120,336	$–	$120,336	$–
International	3,380,634	–	3,380,634	–
Total revenue	$3,500,970	$–	$3,500,970	$–

Contract Balances

The Company records contract assets when it has a right to consideration and records accounts receivable when it has an unconditional right to consideration. Contract liabilities consist of cash payments received (or unconditional rights to receive cash) in advance of fulfilling performance obligations. As of September 30, 2021, the Company did not have a contract assets balance.

The following table is a summary of the Company’s opening and closing balances of contract liabilities related to contracts with customers.

Total
Balance at December 31, 2020	$–
Additions through advance billings to or payments from vendors	–
Additions through business acquisition	4,139,193
Revenue recognized from current period advance billings to or payments from vendors	–
Revenue recognized from amounts acquired through business acquisition	1,439,505
Balance at September 30, 2021	$2,699,688